Summary of Significant Accounting Policies - Restated the previously reported balances and disclosed (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement of Operations and Comprehensive Loss [Abstract]
Total revenue	$ 57,801	$ 43,178	$ 47,015	$ 64,201	$ 63,957	$ 38,608	$ 30,102	$ 46,655	$ 212,195	$ 179,322	[1]	$ 196,174	[1]
Cost of services	60,607	51,487	48,179	68,524	69,631	34,022	34,505	37,138	228,797	175,296	[1]	113,389	[1]
Gross (loss) profit	(2,806)	(8,309)	(1,164)	(4,323)	(5,674)	4,586	(4,403)	9,517	(16,602)	4,026	[1]	82,785	[1]
Research and development	22,246	17,831	11,952	53,133	31,160	19,083	9,361	13,096	105,162	72,700	[1]	34,910	[1]
Selling and marketing	30,646	28,152	18,574	35,366	23,940	15,243	10,166	13,834	112,738	63,183	[1]	39,352	[1]
General and administrative	57,955	33,125	12,870	102,038	61,115	24,342	8,121	7,164	205,988	100,742	[1]	29,484	[1]
Related party expenses	2,127	847	888	1,797	3,156	1,933	2,111	2,195	5,659	9,395	[1]	9,452	[1]
Loss from operations	(115,780)	(88,264)	(45,448)	(196,657)	(125,045)	(56,015)	(34,162)	(26,772)	(446,149)	(241,994)	[1]	(30,413)	[1]
Total other income, net	75,595	120,995	(713)	4,882	(638)	(600)	2,110	(218)	200,759	654	[1]	709	[1]
Income tax provision	(40,185)	32,731	(46,161)	(191,775)	(125,683)	(56,615)	(32,052)	(26,990)	(245,390)	(241,340)	[1]	(29,704)	[1]
Net loss and comprehensive loss	(40,185)	32,731	(46,161)	(191,775)	(125,683)	(56,615)	(32,052)	(26,990)	(245,390)	(241,340)	[1]	(29,704)	[1]
Net loss and comprehensive loss	(40,185)	32,731	(46,161)	(191,775)	(125,683)	(56,615)	(32,052)	(26,990)	(245,390)	(241,340)	[1]	(29,704)	[1]
Current assets:
Cash and cash equivalents	400,569	461,276	26,501	58,652	108,132				400,569	108,132
Accounts receivable, net	26,509	21,257	24,568	33,340	32,044				26,509	32,044
Due from related parties	54	413	437	349	289				54	289
Inventory, net	33,456	31,174	29,128	32,969	24,962				33,456	24,962
Prepaid expenses	19,154	24,391	18,378	14,931	4,557				19,154	4,557
Total current assets	483,544	538,511	99,012	140,241	174,108				483,544	174,108
Property and equipment, net	62,719	60,333	62,097	64,632	63,110				62,719	63,110
Restricted cash	900	900	10,828	10,828	10,828				900	10,828
Other assets	6,930	3,613	3,596	3,596	3,596				6,930	3,596
Total assets	554,093	603,357	175,533	219,297	251,642				554,093	251,642
Current liabilities:
Accounts payable	44,693	43,321	45,231	42,102	26,737				44,693	26,737
Due to related parties	2,623	1,425	1,278	797	1,425				2,623	1,425
Contract liabilities	473	493	1,341	2,810	1,783				473	1,783
Other current liabilities	29,968	26,369	24,764	22,991	28,137				29,968	28,137
Total current liabilities	101,284	71,608	72,614	68,700	73,442				101,284	73,442
Long-term debt, net of current portion	11,000	11,000	18,028	18,502	18,971				11,000	18,971
Stock-based compensation liabilities	0	0	295,049	296,952	131,989				0	131,989
Warrant liability	21,555	46,629	0	0	0				21,555	0
Earn-out contingent liability	10,244	61,400	0	0	0				10,244	0
Other liabilities	3,480	21,699	21,907	22,530	2,074				3,480	2,074
Total liabilities	165,990	212,336	407,598	406,684	247,254				165,990	247,254
Redeemable convertible preferred stock	0	0	334,439	334,439	334,439				0	334,439		217,115		$ 64,355
Stockholders’ equity (deficit):
Preferred Stock	0	0	0	0	0				0	0
Additional paid-in capital	963,520	926,253	1,483	0	0				963,520	0
Accumulated deficit	(575,441)	(535,256)	(567,987)	(521,826)	(330,051)				(575,441)	(330,051)
Total stockholders’ equity (deficit)	388,103	391,021	(566,504)	(521,826)	(330,051)				388,103	(330,051)		(88,711)		$ (55,968)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	554,093	603,357	175,533	219,297	251,642				554,093	251,642
Series A-1 redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock	0	0	51,811	51,811	51,811				0	51,811
Series A-2 redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock	0	0	46,480	46,480	46,480				0	46,480
Series B redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock	0	0	118,824	118,824	118,824				0	118,824
Series C redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock	0	0	117,324	117,324	117,324				0	117,324
Class A common stock
Stockholders’ equity (deficit):
Common stock	24	24	0	0	0				24	0
Class B convertible common stock
Stockholders’ equity (deficit):
Common stock	$ 0	0	0	0	0				$ 0	0
Misclass-ification
Statement of Operations and Comprehensive Loss [Abstract]
Total revenue		0	0	0				0
Cost of services		(6,031)	(2,287)	(3,837)	(3,263)	(2,508)	(1,480)	(2,101)
Gross (loss) profit		6,031	2,287	3,837	3,263	2,508	1,480	2,101
Research and development		0	0	0	0	0	0	0
Selling and marketing		6,031	2,287	3,837	3,263	2,508	1,480	2,101
General and administrative		0	0	0	0	0	0	0
Related party expenses		0	0	0	0	0	0	0
Loss from operations		0	0	0	0	0	0	0
Total other income, net		0	0	0	0	0	0	0
Income tax provision		0	0	0	0	0	0	0
Net loss and comprehensive loss		0	0	0	0	0	0	0
Net loss and comprehensive loss		0	0	0	0	0	0	0
As Previously Reported [Member]
Statement of Operations and Comprehensive Loss [Abstract]
Total revenue		43,178	46,865	64,351	63,957	38,608	30,102	46,655		179,322		196,174
Cost of services		58,752	49,631	71,812	72,894	36,530	35,985	39,239		184,648		119,623
Gross (loss) profit		(15,574)	(2,766)	(7,461)	(8,937)	2,078	(5,883)	7,416		(5,326)		76,551
Research and development		17,831	11,954	53,131	31,160	19,083	9,361	13,096		72,700		34,910
Selling and marketing		22,121	16,247	31,569	20,677	12,735	8,686	11,733		53,831		33,118
General and administrative		33,230	12,794	101,917	61,115	24,342	8,121	7,164		100,742		29,484
Related party expenses		847	888	1,797	3,156	1,933	2,111	2,195		9,395		9,452
Loss from operations		(89,603)	(44,649)	(195,875)	(125,045)	(56,015)	(34,162)	(26,772)		(241,994)		(30,413)
Total other income, net		120,995	(713)	4,882	(638)	(600)	2,110	(218)		654		709
Income tax provision		31,392	(45,362)	(190,993)	(125,683)	(56,615)	(32,052)	(26,990)
Net loss and comprehensive loss		31,392	(45,362)	(190,993)	(125,683)	(56,615)	(32,052)	(26,990)		(241,340)		(29,704)
Net loss and comprehensive loss		31,392	(45,362)	(190,993)	$ (125,683)	$ (56,615)	$ (32,052)	$ (26,990)
Current assets:
Cash and cash equivalents		461,276	26,501	58,652
Accounts receivable, net		21,257	24,568	33,490
Due from related parties		413	437	349
Inventory, net		31,174	29,128	32,969
Prepaid expenses		24,391	18,378	15,070
Total current assets		538,511	99,012	140,530
Property and equipment, net		60,333	62,097	64,632
Restricted cash		900	10,828	10,828
Other assets		3,613	3,596	3,596
Total assets		603,357	175,533	219,586
Current liabilities:
Accounts payable		43,079	43,650	41,609
Due to related parties		1,425	1,278	797
Contract liabilities		493	1,341	2,810
Other current liabilities		26,369	24,764	22,991
Total current liabilities		71,366	71,033	68,207
Long-term debt, net of current portion		11,000	18,028	18,502
Stock-based compensation liabilities		0	295,049	296,952
Warrant liability		46,629	0	0
Earn-out contingent liability		61,400	0	0
Other liabilities		21,699	21,907	22,530
Total liabilities		212,094	406,017	406,191
Redeemable convertible preferred stock		0	334,439	334,439
Stockholders’ equity (deficit):
Preferred Stock		0	0	0
Additional paid-in capital		926,253	1,483	0
Accumulated deficit		(535,014)	(566,406)	(521,044)
Total stockholders’ equity (deficit)		391,263	(564,923)	(521,044)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)		603,357	175,533	219,586
As Previously Reported [Member] | Series A-1 redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock		0	51,811	51,811
As Previously Reported [Member] | Series A-2 redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock		0	46,480	46,480
As Previously Reported [Member] | Series B redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock		0	118,824	118,824
As Previously Reported [Member] | Series C redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock		0	117,324	117,324
As Previously Reported [Member] | Class A common stock
Stockholders’ equity (deficit):
Common stock		24	0	0
As Previously Reported [Member] | Class B convertible common stock
Stockholders’ equity (deficit):
Common stock		0	0	0
Adjustments [Member]
Statement of Operations and Comprehensive Loss [Abstract]
Total revenue		0	150	(150)						0		0
Cost of services		(1,234)	835	549						(9,352)		(6,234)
Gross (loss) profit		1,234	(685)	(699)						9,352		6,234
Research and development		0	(2)	2						0		0
Selling and marketing		0	40	(40)						9,352		6,234
General and administrative		(105)	76	121						0		0
Related party expenses		0	0	0						0		0
Loss from operations		1,339	(799)	(782)						0		0
Total other income, net		0	0	0						0		0
Income tax provision		1,339	(799)	(782)						0		0
Net loss and comprehensive loss		1,339	(799)	(782)						0		0
Net loss and comprehensive loss		1,339	(799)	(782)						$ 0		$ 0
Current assets:
Cash and cash equivalents		0	0	0
Accounts receivable, net		0	0	(150)
Due from related parties		0	0	0
Inventory, net		0	0	0
Prepaid expenses		0	0	(139)
Total current assets		0	0	(289)
Property and equipment, net		0	0	0
Restricted cash		0	0	0
Other assets		0	0	0
Total assets		0	0	(289)
Current liabilities:
Accounts payable		242	1,581	493
Due to related parties		0	0	0
Contract liabilities		0	0	0
Other current liabilities		0	0	0
Total current liabilities		242	1,581	493
Long-term debt, net of current portion		0	0	0
Stock-based compensation liabilities		0	0	0
Warrant liability		0	0	0
Earn-out contingent liability		0	0	0
Other liabilities		0	0	0
Total liabilities		242	1,581	493
Redeemable convertible preferred stock		0	0	0
Stockholders’ equity (deficit):
Preferred Stock		0	0	0
Additional paid-in capital		0	0	0
Accumulated deficit		(242)	(1,581)	(782)
Total stockholders’ equity (deficit)		(242)	(1,581)	(782)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)		0	0	(289)
Adjustments [Member] | Series A-1 redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock		0	0	0
Adjustments [Member] | Series A-2 redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock		0	0	0
Adjustments [Member] | Series B redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock		0	0	0
Adjustments [Member] | Series C redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock		0	0	0
Adjustments [Member] | Class A common stock
Stockholders’ equity (deficit):
Common stock		0	0	0
Adjustments [Member] | Class B convertible common stock
Stockholders’ equity (deficit):
Common stock		$ 0	$ 0	$ 0

[1]	Certain expenses were previously misclassified as cost of services. These expenses are now reported as selling and marketing. This adjustment has no impact on total revenue, loss from operations, net loss and comprehensive loss or net loss per share. Refer to Note 2, “Summary of Significant Accounting Policies” to our consolidated financial statements for further information.